Other losses, net	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other losses, net
1 5 .	Other losses, net

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Credit loss allowances	(56)	(1,416)
Others	37	14

	(19)	(1,402)